SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 18.3%
	United States Treasury Notes,
	0.125% due 12/15/2023	$ 5,800,000	$ 5,733,391
	0.375% due 11/30/2025	1,100,000	1,067,172
	0.625% due 5/15/2030	14,000,000	13,092,188
	1.50% due 10/31/2024 - 2/15/2030	6,635,000	6,718,045
	2.25% due 12/31/2023	10,600,000	10,917,586
	United States Treasury Notes Inflationary Index,
	0.125% due 1/15/2030 - 7/15/2030	12,586,543	13,998,981
	0.25% due 7/15/2029	5,361,810	6,007,265
	Total U.S. Treasury Securities (Cost $57,738,454)		57,534,628
	U.S. Government Agencies — 7.5%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	418,771	422,994
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), Series 2015, 2.291% due 6/30/2027	1,503,440	1,545,882
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	391,096	395,010
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,b]	0.474% (LIBOR 3 Month + 0.35%) due 4/15/2025	1,225,000	1,196,899
[a]	1.70% due 12/20/2022	522,500	512,353
[a]	2.46% due 12/15/2025	1,000,000	999,740
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	1,575,000	1,575,740
[a]	2.512% due 1/15/2026	2,373,750	2,367,460
	Small Business Administration Participation Certificates,
	Series 2002-20A Class 1, 6.14% due 1/1/2022	10,955	10,956
	Series 2002-20K Class 1, 5.08% due 11/1/2022	20,896	21,226
	Series 2005-20H Class 1, 5.11% due 8/1/2025	53,000	55,465
	Series 2007-20D Class 1, 5.32% due 4/1/2027	121,850	130,250
	Series 2007-20F Class 1, 5.71% due 6/1/2027	76,524	82,710
	Series 2007-20I Class 1, 5.56% due 9/1/2027	264,945	284,302
	Series 2007-20K Class 1, 5.51% due 11/1/2027	186,930	201,218
	Series 2008-20G Class 1, 5.87% due 7/1/2028	512,935	561,539
	Series 2011-20G Class 1, 3.74% due 7/1/2031	741,649	780,580
	Series 2011-20K Class 1, 2.87% due 11/1/2031	982,607	1,009,626
	Series 2014-20H Class 1, 2.88% due 8/1/2034	667,075	688,081
	Series 2015-20B Class 1, 2.46% due 2/1/2035	602,541	611,636
	Series 2015-20G Class 1, 2.88% due 7/1/2035	1,228,067	1,272,811
	Series 2015-20I Class 1, 2.82% due 9/1/2035	1,228,755	1,270,082
	Series 2017-20I Class 1, 2.59% due 9/1/2037	2,486,626	2,561,965
	Series 2017-20K Class 1, 2.79% due 11/1/2037	1,102,195	1,148,919
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	1,412,390	1,353,027
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	1,458,334	1,450,079
[a,b]	Washington Aircraft 2 Co DAC (Guaranty: Export-Import Bank of the United States), 0.65% (LIBOR 3 Month + 0.43%) due 6/26/2024	968,589	965,683
	Total U.S. Government Agencies (Cost $23,212,049)		23,476,233
	Mortgage Backed — 63.3%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, 2.18% due 1/25/2051	4,917,445	4,885,243
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	261,034	277,987
	Pool E09025, 2.50% due 3/1/2028	64,633	66,928
	Pool G13804, 5.00% due 3/1/2025	64,145	67,019
	Pool G15227, 3.50% due 12/1/2029	1,044,367	1,105,062
	Pool G16710, 3.00% due 11/1/2030	1,567,671	1,644,433
	Pool J11371, 4.50% due 12/1/2024	67,885	70,573
	Pool J21208, 2.50% due 11/1/2027	1,222,485	1,266,792
	Pool J37586, 3.50% due 9/1/2032	235,859	251,387
	Pool T61943, 3.50% due 8/1/2045	126,967	134,593
	Pool T65457, 3.00% due 1/1/2048	691,639	715,183
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 1351 Class TE, 7.00% due 8/15/2022	4,627	4,683
	Series 3291 Class BY, 4.50% due 3/15/2022	256	257
	Series 3704 Class DC, 4.00% due 11/15/2036	106,974	109,351
	Series 3867 Class VA, 4.50% due 3/15/2024	610,782	622,734

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series 3922 Class PQ, 2.00% due 4/15/2041	$ 159,415	$ 161,259
	Series 4050 Class MV, 3.50% due 8/15/2023	608,180	617,054
[b]	Series 4105 Class FG, 0.51% (LIBOR 1 Month + 0.40%) due 9/15/2042	639,645	642,922
	Series 4120 Class TC, 1.50% due 10/15/2027	675,972	680,305
	Series 4120 Class UE, 2.00% due 10/15/2027	760,291	774,295
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through CMBS,
	Series K035 Class A1, 2.615% due 3/25/2023	254,408	255,527
[b]	Series K035 Class A2, 3.458% due 8/25/2023	3,000,000	3,104,170
	Series K037 Class A1, 2.592% due 4/25/2023	381,849	386,053
	Series K038 Class A1, 2.604% due 10/25/2023	860,143	868,578
	Series K042 Class A1, 2.267% due 6/25/2024	1,484,953	1,505,058
[b]	Series K047 Class A2, 3.329% due 5/25/2025	1,250,000	1,328,926
	Series K055 Class A1, 2.263% due 4/25/2025	82,915	84,238
[b]	Series K061 Class A2, 3.347% due 11/25/2026	290,000	314,450
[b]	Series K069 Class A2, 3.187% due 9/25/2027	180,000	195,595
	Series K071 Class A2, 3.286% due 11/25/2027	2,000,000	2,186,558
	Series K072 Class A2, 3.444% due 12/25/2027	120,000	132,324
	Series K073 Class A2, 3.35% due 1/25/2028	3,000,000	3,294,839
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	619,043
	Series K718 Class A2, 2.791% due 1/25/2022	32,409	32,409
	Series K729 Class A2, 3.136% due 10/25/2024	3,500,000	3,662,569
	Series K730 Class A1, 3.452% due 9/25/2024	14,957	15,117
[b]	Series K730 Class A2, 3.59% due 1/25/2025	190,000	201,116
[b]	Series KF15 Class A, 0.764% (LIBOR 1 Month + 0.67%) due 2/25/2023	59,380	59,423
	Series KHG1 Class A3, 3.341% due 12/25/2027	300,000	316,679
	Series KS03 Class A2, 2.79% due 6/25/2022	2,500,000	2,508,930
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	1,166,769	1,206,037
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	3,298,509	3,467,862
	Series 2017-4 Class MT, 3.50% due 6/25/2057	740,069	786,433
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	1,546,725	1,596,515
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	890,497	917,384
	Series 2018-3 Class HA, 3.00% due 8/25/2057	1,118,904	1,158,136
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	1,372,099	1,423,167
	Series 2018-4 Class HA, 3.00% due 3/25/2058	1,379,099	1,422,812
	Series 2018-4 Class MA, 3.50% due 3/25/2058	1,030,761	1,070,154
	Series 2019-1 Class MA, 3.50% due 7/25/2058	2,927,099	3,041,307
	Series 2019-2 Class MA, 3.50% due 8/25/2058	2,514,340	2,622,767
	Series 2019-3 Class MA, 3.50% due 10/25/2058	1,061,513	1,102,802
	Series 2019-4 Class MA, 3.00% due 2/25/2059	1,450,539	1,497,518
	Series 2020-1 Class MA, 2.50% due 8/25/2059	2,277,963	2,323,324
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	2,701,868	2,706,223
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,246,283	2,264,914
	Series 2020-3 Class MA, 2.00% due 5/25/2060	705,246	710,774
	Series 2020-3 Class MT, 2.00% due 5/25/2060	778,935	775,526
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool QN2792, 2.00% due 7/1/2035	4,060,784	4,162,575
	Pool RC1280, 3.00% due 3/1/2035	698,538	736,969
	Pool RC1535, 2.00% due 8/1/2035	2,448,186	2,509,640
	Pool RC1826, 2.00% due 2/1/2036	1,758,989	1,803,143
	Pool RD5043, 2.00% due 12/1/2030	2,793,983	2,868,026
	Pool SB0464, 2.50% due 1/1/2036	5,902,038	6,169,223
	Pool SB8010, 2.50% due 10/1/2034	819,525	847,859
	Pool SB8030, 2.00% due 12/1/2034	1,166,551	1,195,354
	Pool SB8106, 1.50% due 6/1/2036	2,792,098	2,803,171
	Pool SB8111, 2.00% due 7/1/2036	3,990,300	4,090,828
	Pool ZS4730, 3.50% due 8/1/2047	1,100,702	1,166,538
	Pool ZS7299, 3.00% due 10/1/2030	809,784	851,297
	Pool ZS7942, 3.00% due 2/1/2033	2,627,979	2,770,883
	Pool ZS8034, 3.00% due 6/1/2033	1,952,332	2,062,176
	Pool ZT1958, 3.00% due 5/1/2034	3,408,055	3,599,801
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	269,702	274,603
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	320,116	325,898
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	256,990	262,020

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	$ 498,629	$ 496,053
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	409,113	408,013
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	208,683	212,601
	Federal National Mtg Assoc.,
[b]	Pool 895572, 2.195% (LIBOR 12 Month + 1.82%) due 6/1/2036	81,936	85,867
	Pool BF0130, 3.50% due 8/1/2056	418,934	455,317
	Pool BF0144, 3.50% due 10/1/2056	594,801	648,010
	Pool MA1582, 3.50% due 9/1/2043	1,785,956	1,925,960
	Federal National Mtg Assoc., CMBS,
[b]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	346,566	352,490
[b]	Series 2018-SB47 Class A5H, 2.92% due 1/25/2038	995,310	1,012,624
	Federal National Mtg Assoc., CMO REMIC,
	Series 1993-32 Class H, 6.00% due 3/25/2023	1,474	1,506
[b]	Series 2009-17 Class AH, 0.582% due 3/25/2039	241,841	226,672
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	562	568
	Series 2011-70 Class CA, 3.00% due 8/25/2026	1,003,901	1,029,344
[b]	Series 2013-81 Class FW, 0.402% (LIBOR 1 Month + 0.30%) due 1/25/2043	1,152,640	1,153,740
[b]	Series 2013-92 Class FA, 0.652% (LIBOR 1 Month + 0.55%) due 9/25/2043	809,196	817,672
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	995,384	1,052,296
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	593,585	625,036
	Pool AJ1752, 3.50% due 9/1/2026	565,238	595,241
	Pool AK6768, 3.00% due 3/1/2027	739,565	773,820
	Pool AL6582, 3.50% due 4/1/2030	660,400	698,457
	Pool AL7801, 2.50% due 11/1/2030	2,291,500	2,378,484
	Pool AL9445, 3.00% due 7/1/2031	17,986	18,905
	Pool AL9821, 2.50% due 1/1/2032	2,579,251	2,682,704
	Pool AS4916, 3.00% due 5/1/2030	1,163,668	1,220,177
	Pool AS9733, 4.00% due 6/1/2047	1,254,385	1,376,174
	Pool AS9749, 4.00% due 6/1/2047	463,469	496,185
	Pool AU2669, 2.50% due 10/1/2028	737,690	763,782
	Pool AZ3778, 3.00% due 4/1/2030	1,743,996	1,828,459
	Pool BM4153, 3.00% due 6/1/2033	1,763,512	1,852,767
	Pool BM4864, 3.50% due 5/1/2033	1,112,210	1,178,637
	Pool BP9589, 2.50% due 8/1/2035	2,644,977	2,757,835
	Pool CA0200, 3.00% due 8/1/2032	1,208,047	1,273,581
	Pool CA0942, 2.50% due 12/1/2032	1,028,330	1,069,339
	Pool CA3904, 3.00% due 7/1/2034	2,735,081	2,894,389
	Pool CA4102, 3.50% due 8/1/2029	943,646	1,009,897
	Pool CA5271, 2.50% due 3/1/2035	1,389,006	1,449,734
	Pool CA5282, 3.00% due 3/1/2035	3,083,843	3,263,465
	Pool CA6862, 2.00% due 9/1/2035	1,678,542	1,728,280
	Pool CA7470, 2.00% due 10/1/2035	2,954,364	3,041,907
	Pool CA7535, 1.50% due 10/1/2030	3,350,924	3,387,512
	Pool CA7891, 1.50% due 11/1/2035	1,717,036	1,727,042
	Pool FM1126, 3.00% due 3/1/2033	1,804,355	1,892,145
	Pool FM1523, 2.50% due 8/1/2029	1,105,776	1,144,766
	Pool FM2831, 2.50% due 5/1/2032	1,945,642	2,021,580
	Pool FM3494, 2.50% due 4/1/2048	1,422,447	1,463,401
	Pool FM5458, 1.50% due 12/1/2035	1,525,469	1,532,686
	Pool FM8523, 2.00% due 8/1/2036	1,659,488	1,703,327
	Pool FM8858, 2.00% due 9/1/2036	1,468,631	1,507,658
	Pool MA2353, 3.00% due 8/1/2035	846,550	888,446
	Pool MA2480, 4.00% due 12/1/2035	881,896	951,526
	Pool MA3465, 4.00% due 9/1/2038	508,585	545,433
	Pool MA3557, 4.00% due 1/1/2029	791,126	833,580
	Pool MA3681, 3.00% due 6/1/2034	482,157	504,209
	Pool MA3826, 3.00% due 11/1/2029	1,188,265	1,247,724
	Pool MA3896, 2.50% due 1/1/2035	131,284	135,818
	Pool MA3953, 2.50% due 3/1/2030	610,286	632,873
	Pool MA4016, 2.50% due 5/1/2040	1,300,870	1,337,236
	Pool MA4042, 2.00% due 6/1/2035	2,782,929	2,852,704
	Pool MA4045, 2.00% due 6/1/2040	2,458,885	2,486,376
	Pool MA4095, 2.00% due 8/1/2035	2,019,898	2,070,542
	Pool MA4123, 2.00% due 9/1/2035	2,659,473	2,726,153

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Pool MA4148, 2.00% due 10/1/2030	$ 685,035	$ 703,185
	Pool MA4155, 2.00% due 10/1/2035	1,145,435	1,174,154
	Pool MA4173, 2.00% due 11/1/2030	728,696	748,003
	Pool MA4309, 2.00% due 4/1/2031	1,797,182	1,845,597
	Pool MA4390, 2.00% due 7/1/2031	4,585,273	4,708,798
	Government National Mtg Assoc.,
[b]	Pool 751392, 5.00% due 2/20/2061	611,014	644,590
[b]	Pool 894205, 1.625% (H15T1Y + 1.50%) due 8/20/2039	302,481	310,505
[b]	Pool MA0100, 1.875% (H15T1Y + 1.50%) due 5/20/2042	221,168	230,892
	Pool MA0907, 2.00% due 4/20/2028	792,919	812,897
	Government National Mtg Assoc., CMO,
	Series 2016-32 Class LJ, 2.50% due 12/20/2040	828,873	839,838
	Series 2017-186 Class VA, 3.00% due 2/20/2031	2,227,734	2,301,128
	Mortgage-Linked Amortizing Notes, CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	230,317	230,434
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	2,701,868	2,713,706
	Total Mortgage Backed (Cost $198,668,191)		199,475,773
	Corporate Bonds — 2.0%
	Telecommunication Services — 1.1%
	Wireless Telecommunication Services — 1.1%
	Sprint Communications, Inc., 9.25% due 4/15/2022	3,500,000	3,588,340
			3,588,340
	Utilities — 0.9%
	Electric Utilities — 0.9%
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	2,874,159	2,810,812
			2,810,812
	Total Corporate Bonds (Cost $6,434,575)		6,399,152
	Short-Term Investments — 7.7%
[d]	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%	13,971,031	13,971,031
	United States Treasury Bill
	0.015% due 2/15/2022	1,000,000	999,956
	0.023% due 2/8/2022	1,000,000	999,977
	0.03% due 2/10/2022	1,000,000	999,967
	0.031% due 2/17/2022	1,000,000	999,961
	0.033% due 1/25/2022	3,000,000	2,999,934
	0.04% due 2/24/2022	1,500,000	1,499,911
	0.048% due 2/22/2022	1,000,000	999,931
	0.052% due 1/11/2022	1,000,000	999,986
	Total Short-Term Investments (Cost $24,470,654)		24,470,654
	Total Investments — 98.8% (Cost $310,523,923)		$311,356,440
	Other Assets Less Liabilities — 1.2%		3,646,777
	Net Assets — 100.0%		$315,003,217

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $7,696,055, representing 2.44% of the Fund’s net assets.
d	Rate represents the money market fund annualized seven-day yield at December 31, 2021.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2021 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.